Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Amount of gain (loss) recognized in income on ineffective portion of derivatives and amount excluded from effectiveness testing	$ 0	$ 0	$ 0	$ 0	$ 0
Forward Foreign Exchange Contracts | Maximum
Derivative [Line Items]
Derivative financial instrument contracts, maturity period	57 months		60 months
Interest Rate Swaps | Maximum
Derivative [Line Items]
Derivative financial instrument contracts, maturity period	57 months		60 months